Taxation - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended								0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Cayman Islands [Member]	Dec. 31, 2014 British Virgin Islands [Member] Cheerbright International Holdings, Ltd [Member]	Mar. 16, 2012 Hong Kong [Member]	Oct. 31, 2013 Hong Kong [Member] Subsidiaries [Member]	Dec. 31, 2014 Hong Kong [Member] Subsidiaries [Member] USD ($)	Dec. 31, 2013 Hong Kong [Member] Subsidiaries [Member] USD ($)	Dec. 31, 2012 Hong Kong [Member] Subsidiaries [Member] USD ($)	Dec. 31, 2014 China [Member] USD ($)	Dec. 31, 2014 China [Member] CNY	Dec. 31, 2014 China [Member] Autohome WFOE [Member] High-New Technology Enterprise [Member]	Dec. 31, 2014 China [Member] VIEs [Member]	Dec. 31, 2013 China [Member] VIEs [Member]	Dec. 31, 2012 China [Member] VIEs [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate							0.00%	0.00%	16.50%	16.50%				25.00%	25.00%		25.00%	25.00%	25.00%
Income tax expense	$ 31,071	192,781	112,294	90,988							$ 0	$ 0	$ 0
Preferential statutory tax rate																15.00%
Preferential income tax rate period																3 years
Effect of preferential tax rate	14,408	89,394	49,551	34,007
Effect of preferential tax rate, basic earning per ADS	$ 0.14	0.84	0.50	0.34
Non-PRC resident withholding tax on dividends paid, percentage														10.00%	10.00%
Net tax operating losses														5,468	33,927
Net tax operating losses expiration year														2017	2017
Undistributed earnings from PRC Subsidiaries	203,925	1,265,273	570,864
Unrecognized tax benefits	3,877	24,058	29,459
Recognized liabilities related to unrecognized tax benefits			418
Unrecognized tax benefits that would impact effective tax rate	2,453	15,222	10,560
Interest expense relating to unrecognized tax benefits	642	3,984	2,115	685
Penalties related to continuing operations
Interest expense relating to tax expense	1,093	6,784	2,800
Penalties relating to tax expense
Tax year that remains open to examination under enacted tax laws					2009	2014